Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts and notes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	$ 1,544	$ 7,020	$ 4,095
Charged to cost and expenses	4,264	2,258	3,244
Charged to other accounts	3,195	(2,034)	(211)
Deductions	(886)	(5,700)	(108)
Balance at end of year	8,117	1,544	7,020
Allowance for obsolete rig materials and supplies [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	316	309
Charged to cost and expenses		26	309
Deductions	(4)	(19)
Balance at end of year	312	316	309
Deferred tax valuation allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	6,467	5,532	5,194
Charged to cost and expenses	(1,662)	2,542	338
Charged to other accounts		(1,607)
Balance at end of year	$ 4,805	$ 6,467	$ 5,532